Share-Based Compensation - Summary Of Share-Based Compensation Expense, By Expense Category (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 62.5	$ 73.4	$ 70.2
General and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	54.8	69.2	70.2
Restructuring and other
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 7.7	$ 4.2	$ 0.0